Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	10,900	8,200	13,430	11,020
% of share capital for the period	0.864%	0.65%	1.061%	0.872%